Condensed Interim Statement of Changes in Stockholders' Equity - Streamex Exchange Corporation [Member] - CAD ($)	Common Stock [Member]	Commitment to Issue Shares [Member]	Retained Earnings [Member]	Stockholders Equity [Member]
Balance at Apr. 04, 2024
Balance, shares at Apr. 04, 2024
Shares issued pursuant to private placements	$ 1,752,463			1,752,463
Shares issued in pursuant to private placement, shares	39,975,203
Shares issued for debt settlements	$ 103,500			103,500
Shares issued for debt settlements, shares	690,000
Commitment to issue shares		126,659		126,659
Loss and comprehensive loss			(1,686,868)	(1,686,868)
Balance at Dec. 31, 2024	$ 1,855,963	126,659	(1,686,868)	295,754
Balance, shares at Dec. 31, 2024	40,665,203
Shares issued pursuant to private placements	$ 125,470			125,470
Shares issued in pursuant to private placement, shares	437,500
Commitment to issue shares	$ 126,659	(126,659)
Loss and comprehensive loss			(215,224)	(215,224)
Commitment to issue shares, shares	440,000	440,000
Balance at Mar. 31, 2025	$ 2,108,092		$ (1,902,092)	$ 206,000
Balance, shares at Mar. 31, 2025	41,542,703